FIXED ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2016
FIXED ASSETS - NET [Abstract]
Schedule of fixed assets
in millions of $	As of December 31,
	2015	2016

Land and buildings	218.9	220.8
Plant and machinery	593.4	539.8
Furniture, fixtures and office equipment	23.6	15.5
Others	0.4	0.8
	836.3	776.9
Less: Accumulated depreciation	(120.7)	(115.2)
	715.6	661.7
Construction-in-progress	161.7	93.8

	877.3	755.5